UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2011
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Arrowgrass Capital Partners (US) LP
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Address:     1330 Avenue of the Americas
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              32nd Floor
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             New York, New York 10019
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stephen Ellwood
             --------------------------------------------------
Title:       Chief Compliance Officer
             --------------------------------------------------
Phone:       212-584-1161
             --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Stephen Ellwood         New York, New York        February 14, 2012
------------------------   -----------------------  -------------------------
      [Signature]                 [City/State]               [Date]


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------

Form 13F Information Table Value Total:        $1,643,765
                                               -------------
                                                (thousands)


List of Other Included Managers:  None



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM              037833100    5,873    14,500 SH  CALL SOLE                   14,500      0    0
APPLE INC                    COM              037833100    5,873    14,500 SH  PUT  SOLE                   14,500      0    0
ARCH COAL INC                COM              039380100      827    57,000 SH       SOLE                   57,000      0    0
AMERIGROUP CORP              NOTE 2.000% 5/1  03073TAB8   13,890    10,000 PRN      SOLE                        0      0    0
ALPHA NATURAL RESOURCES INC  COM              02076X102    1,124    55,000 SH       SOLE                   55,000      0    0
ANADARKO PETE CORP           COM              032511107   25,818   338,238 SH       SOLE                  338,238      0    0
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    7,041   704,200 SH       SOLE                  704,200      0    0
BOEING CO                    COM              097023105   13,606   185,500 SH  CALL SOLE                  185,500      0    0
BOEING CO                    COM              097023105   13,606   185,500 SH  PUT  SOLE                  185,500      0    0
BORGWARNER INC               NOTE 3.500% 4/1  099724AF3   14,566     7,500 PRN      SOLE                        0      0    0
BOSTON PPTYS LTD PARTNERSHIP NOTE 3.750% 5/1  10112RAG9   14,950    15,000 PRN      SOLE                        0      0    0
CUBIST PHARMACEUTICALS INC   COM              229678107   10,429   263,223 SH       SOLE                  263,223      0    0
CONSTELLATION ENERGY GROUP I COM              210371100  163,752 4,127,858 SH       SOLE                4,127,858      0    0
CME GROUP INC                COM              12572Q105    3,334    13,682 SH       SOLE                   13,682      0    0
CME GROUP INC                COM              12572Q105    8,382    34,400 SH  CALL SOLE                   34,400      0    0
CME GROUP INC                COM              12572Q105    8,382    34,400 SH  PUT  SOLE                   34,400      0    0
COMPLETE PRODUCTION SERVICES COM              20453E109   67,148 2,000,838 SH       SOLE                2,000,838      0    0
CONVERGYS CORP               SDCV 5.750% 9/1  212485AE6    5,288     5,000 PRN      SOLE                        0      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   21,771   309,867 SH       SOLE                  309,867      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    2,152   200,000 SH       SOLE                  200,000      0    0
GOODRICH CORP                COM              382388106  289,628 2,341,372 SH       SOLE                2,341,372      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   13,092 1,117,100 SH       SOLE                1,117,100      0    0
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0  501242AT8    3,607     5,598 PRN      SOLE                        0      0    0
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/3   530718AF2    5,665    50,363 PRN      SOLE                        0      0    0
LAM RESEARCH CORP            COM              512807108    3,828   103,413 SH       SOLE                  103,413      0    0
MASTERCARD INC               CL A             57636Q104      733     1,965 SH       SOLE                    1,965      0    0
MASTERCARD INC               CL A             57636Q104   10,700    28,700 SH  CALL SOLE                   28,700      0    0
MASTERCARD INC               CL A             57636Q104   10,700    28,700 SH  PUT  SOLE                   28,700      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  206,462 3,693,419 SH       SOLE                3,693,419      0    0
MOTOROLA MOBILITY HLDGS INC  COM              620097105  245,441 6,325,795 SH       SOLE                6,325,795      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   22,657    19,795 PRN      SOLE                        0      0    0
MEADWESTVACO CORP            COM              583334107    1,078    36,000 SH       SOLE                   36,000      0    0
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0   13,097    11,500 PRN      SOLE                        0      0    0
VERIFONE SYS INC             NOTE 1.375% 6/1  92342YAB5   18,520    22,950 PRN      SOLE                        0      0    0
PIONEER NAT RES CO           NOTE 2.875% 1/1  723787AH0   20,755    15,000 PRN      SOLE                        0      0    0
RITE AID CORP                COM              767754104      504   400,000 SH       SOLE                  400,000      0    0
RADIAN GROUP INC             NOTE 3.000%11/1  750236AK7    3,003    15,000 PRN      SOLE                        0      0    0
SEALED AIR CORP NEW          COM              81211K100    9,202   534,681 SH       SOLE                  534,681      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103      383     3,051 SH       SOLE                    3,051      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   31,375   250,000 SH  PUT  SOLE                  250,000      0    0
SAFEWAY INC                  COM NEW          786514208    1,788    85,000 SH       SOLE                   85,000      0    0
TEMPLE INLAND INC            COM              879868107    6,713   211,685 SH       SOLE                  211,685      0    0
PHARMASSET INC               COM              71715N106  301,458 2,351,465 SH       SOLE                2,351,465      0    0
WALTER ENERGY INC            COM              93317Q105      606    10,000 SH       SOLE                   10,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    5,200     4,000 SH       SOLE                    4,000      0    0
YRC WORLDWIDE INC            COM PAR $.01     984249607      314    31,527 SH       SOLE                   31,527      0    0
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    9,443   988,800 SH       SOLE                  988,800      0    0
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